Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 57,417	$ 42,281	$ 32,788	$ 46,500	$ 34,189	$ 21,143	$ 20,176	$ 16,049	$ 11,491	$ 9,425	$ 67,199
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	57,354	42,234	33,006	47,161	34,938	21,766	20,937	16,780	12,098	10,000	$ 67,125
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	59,578	43,982	34,198	48,610	35,829	22,209	21,256	16,949	12,164	10,000	$ 69,548
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	62,743	46,038	35,573	50,269	36,834	22,694	21,583	17,119	12,219	10,000	$ 73,687
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	62,292	45,752	35,397	50,078	36,729	22,653	21,578	17,119	12,219	10,000	$ 73,097
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Global Technology Linked Benchmark
Accumulated Value	57,164	41,998	32,980	41,477	31,635	20,484	19,611	15,076	11,618	10,000	$ 69,210
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Information Technology Index-NR
Accumulated Value	56,354	41,403	32,513	41,173	30,927	20,163	19,515	15,574	11,799	10,000	$ 68,230
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Global Technology Linked Benchmark
Accumulated Value	57,164	41,998	32,980	41,477	31,635	20,484	19,611	15,076	11,618	10,000	$ 69,210
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Information Technology Index-NR
Accumulated Value	56,354	41,403	32,513	41,173	30,927	20,163	19,515	15,574	11,799	10,000	$ 68,230
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Global Technology Linked Benchmark
Accumulated Value	57,164	41,998	32,980	41,477	31,635	20,484	19,611	15,076	11,618	10,000	$ 69,210
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Information Technology Index-NR
Accumulated Value	56,354	41,403	32,513	41,173	30,927	20,163	19,515	15,574	11,799	10,000	$ 68,230
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Global Technology Linked Benchmark
Accumulated Value	57,164	41,998	32,980	41,477	31,635	20,484	19,611	15,076	11,618	10,000	$ 69,210
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Information Technology Index-NR
Accumulated Value	56,354	41,403	32,513	41,173	30,927	20,163	19,515	15,574	11,799	10,000	$ 68,230
Putnam Global Technology Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Global Technology Linked Benchmark
Accumulated Value	57,164	41,998	32,980	41,477	31,635	20,484	19,611	15,076	11,618	10,000	$ 69,210
MSCI ACWI Information Technology Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Information Technology Index-NR
Accumulated Value	$ 56,354	$ 41,403	$ 32,513	$ 41,173	$ 30,927	$ 20,163	$ 19,515	$ 15,574	$ 11,799	$ 10,000	$ 68,230